Changes in the Group- Non-controlling Interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
JSC JV “UZBAT A.O."
Disclosure Of Business Combinations [Line Items]
NCI percentage acquired	2.60%
Payment to acquire NCI	£ 16
Hrvatski Duhani D D Tobacco Leaf Processing
Disclosure Of Business Combinations [Line Items]
NCI percentage acquired		1.31%	3.30%
Payment to acquire NCI		£ 1	£ 1